Condensed Financial Information of the Parent Company (Tables) - Parent [Member]	6 Months Ended
Jun. 30, 2024
Condensed Financial Information of the Parent Company (Tables) [Line Items]
Schedule of Condensed Consolidated Financial Statements	As of June 30, 2024 and December 31, 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the unaudited condensed consolidated financial statements, if any.
	As of June 30, 2024	As of December 31, 2023
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$802,386	$347,731
Due from related parties	155,872	105,872
Prepaid expenses and other current assets	1,505,228	2,577,085
TOTAL CURRENT ASSETS	2,463,486	3,030,688

NON-CURRENT ASSETS
Investment in subsidiaries and VIE	3,440,152	6,710,750
TOTAL NON-CURRENT ASSETS	3,440,152	6,710,750

TOTAL ASSETS	5,903,638	9,741,438

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	37,743	31,824
TOTAL CURRENT LIABILITIES	37,743	31,824

TOTAL LIABILITES	37,743	31,824

EQUITY
Class A ordinary shares* (3,500,000,000 shares authorized; $0.0001 par value, 19,574,078 shares issued and outstanding as of June 30, 2024 and December 31, 2023)	1,957	1,957

Class B ordinary shares* (1,500,000,000 shares authorized; $0.0001 par value, 6,567,272 shares issued and outstanding as of June 30, 2024 and December 31, 2023)	657	657
Additional paid-in capital	37,450,168	36,842,425
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(34,064,827)	(29,613,365)
TOTAL EQUITY	5,865,895	9,709,614

TOTAL LIABILITIES AND EQUITY	$5,903,638	$9,741,438
*	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).

Schedule of Operations and Comprehensive Income
	For the six months ended June 30,
	2024	2023

REVENUES, NET	$-	$-

COSTS OF REVENUES	1,038	4,543

GROSS LOSS	(1,038)	(4,543)

OPERATING EXPENSES	1,175,517	2,125,071

LOSS FROM OPERATIONS	(1,176,555)	(2,129,614)

OTHER (EXPENSES) INCOME	(4,309)	58,440

LOSS BEFORE EQUITY IN LOSS OF SUBSIDIARIES AND VIE	(1,180,864)	(2,071,174)

Equity in loss of subsidiaries and VIE	(3,270,598)	(2,637,975)

NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(4,451,462)	(4,709,149)

COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(4,451,462)	$(4,709,149)

Schedule of Cash Flow
	For the six months ended June 30,
	2024	2023

Net cash used in operating activities	(467,287)	(817,231)

Net cash provided by investing activities	1,071,942	-

Net cash (used in) provided by financing activities	(150,000)	150,000

Increase (Decrease) in cash and cash equivalents	454,655	(667,231)

Cash, cash equivalents and restricted cash, beginning of the period	347,731	986,010
Cash, cash equivalents and restricted cash, end of the period	$802,386	$318,779